Note 22 - Called Up Share Capital	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
2 2 .	Called up share capital

	201 9	2018	2017
Allotted, called up and fully paid
Ordinary shares of $0.012 each as at 31 March	$162,689	$162,689	$162,689

Number allotted
Ordinary shares of $0.012 each	13,557,376	13,557,376	13,557,376

No. of shares
At April 1, 2016	5,514,375
Issue of new shares	8,043,001
At April 1, 201 7	13,557,376
Issue of new shares	-
At March 31, 201 8	13,557,376
Issue of new shares	-
At March 31, 201 9	13,557,376